Post-employee benefit plans - Narrative (Details) - CAD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
Employee Benefits [Abstract]
Other comprehensive income, before tax, gains (losses)	$ (2,215)	$ 150
Post-employment benefit obligations	$ (4,673)	$ (1,057)
Discount rates	2.80%	2.80%	4.20%	3.10%	3.00%	3.30%	3.80%
Return on plan assets	$ 2,458	$ 1,207
Return on plan assets, percent	10.70%	6.50%